Summary of Significant Accounting Policies (Tables)	9 Months Ended
Jan. 31, 2013
Notes to Financial Statements
Income Taxes

The provision for income taxes consists of the following components as of January 31:

	2013	2012
Current
Federal	$29,185	$34,877
State	11,115	13,390
Provision for Income Taxes	$40,300	$48,277

The differences between the U.S. federal statutory tax rate and the Company’s effective tax rate are as follows:

	Period ended January 31,
	2013	2012
U.S. federal statutory tax rate	34.0%	34.0%
State income tax expense, net of Federal tax benefit	5.0	5.0
Effect of graduated federal tax rates and other	(5.3)	(5.5)
Effective Tax Rate	33.7%	33.5%